Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2021	$ 97	$ 327
2022	386	327
2023	226	166
2024	82	22
2025	60
Thereafter	142
Estimated amortization expense related to intangible assets	$ 993	$ 842